Oakhurst Strategic Defined Risk Fund
Schedule of Investments (Unaudited)
January 31, 2024
	Shares		Value
EXCHANGE TRADED FUNDS — 71.47%
Invesco BulletShares 2024 Corporate Bond ETF (a)	1,556,942		$32,563,443
Invesco BulletShares 2025 Corporate Bond ETF	805,084		16,488,120
SPDR S&P 500 ETF Trust	17,800		8,595,264
Total Exchange Traded Funds (Cost $55,627,338)			57,646,827

U.S. GOVERNMENT NOTES/BONDS – 9.58%	Principal Amount
United States Treasury Notes/Bonds
1.00%, 12/15/2024	$7,990,000		7,730,340
Total U.S. Government Notes/Bonds (Cost $7,837,697)			7,730,340
	Contracts (d)	Notional Amount
PURCHASED OPTIONS — 15.32% (c)
Purchased Call Options — 15.27%
S&P 500 Index
Exercise Price: $4,100.00, Expiration: 12/19/2025	5	$2,422,825	557,175
SPDR S&P 500 ETF Trust (b)
Exercise Price: $385.00, Expiration: 12/20/2024	207	9,995,616	2,393,438
Exercise Price: $410.00, Expiration: 12/20/2024	67	3,235,296	628,125
Exercise Price: $425.00, Expiration: 12/20/2024	136	6,567,168	1,102,212
Exercise Price: $435.00, Expiration: 12/20/2024	100	4,828,800	727,850
Exercise Price: $445.00, Expiration: 12/20/2024	340	16,417,920	2,196,570
Exercise Price: $450.00, Expiration: 12/20/2024	111	5,359,968	675,324
Exercise Price: $465.00, Expiration: 12/20/2024	65	3,138,720	321,425
Exercise Price: $390.00, Expiration: 12/19/2025	60	2,897,280	758,370
Exercise Price: $435.00, Expiration: 12/19/2025	200	9,657,600	1,837,500
Exercise Price: $450.00, Expiration: 12/19/2025	138	6,663,744	1,118,352
			12,316,341
Purchased Put Options — 0.05%
SPDR S&P 500 ETF Trust
Exercise Price: $390.00, Expiration: 06/21/2024	38	1,834,944	6,783
Exercise Price: $400.00, Expiration: 06/21/2024	65	3,138,720	13,715
Exercise Price: $410.00, Expiration: 12/20/2024	20	965,760	14,920
Exercise Price: $410.00, Expiration: 03/15/2024	55	2,655,840	2,585
			38,003
Total Purchased Options (Cost $9,977,913)			12,354,344
	Shares
SHORT-TERM INVESTMENTS – 5.69%
Money Market Funds — 5.69%
Fidelity Government Portfolio, Class Institutional, 5.22% (e)(f)	3,381,439		3,381,439
First American Government Obligations Fund, Class X, 5.25% (f)	1,204,515		1,204,515
Total Short-Term Investments (Cost $4,585,955)			4,585,954

Total Investments (Cost $78,028,903) — 102.06%			82,317,465
Liabilities in Excess of Other Assets — (2.06)%			(1,660,448)
Net Assets — 100.00%			$80,657,017

ETF-	Exchange Traded Fund
(a)	Fair value of this security exceeds 25% of Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Non-Income producing security.
(d)	100 shares per contract.
(e)	All or portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of January 31, 2024 is $3,381,439
(f)	The rate quoted is the annualized seven-day effective yield as of January 31, 2024.

Oakhurst Strategic Defined Risk Fund
Schedule of Written Options (Unaudited)
January 31, 2024

WRITTEN OPTIONS (b)	Contracts(a)	Notional Amount	Value
Written Call Options
SPDR S&P 500 ETF Trust
Exercise Price: $475.00, Expiration: 03/15/2024	(55)	$(2,655,840)	$(86,405)
Exercise Price: $470.00, Expiration: 06/21/2024	(103)	(4,973,664)	(311,472)
Exercise Price: $490.00, Expiration: 12/20/2024	(87)	(4,201,056)	(281,228)
Exercise Price: $500.00, Expiration: 12/20/2024	(136)	(6,567,168)	(357,748)
Exercise Price: $520.00, Expiration: 12/20/2024	(100)	(4,828,800)	(162,000)
Exercise Price: $485.00, Expiration: 12/19/2025	(60)	(2,897,280)	(345,420)
			(1,544,273)
Written Put Options
S&P 500 Index
Exercise Price: $2,800.00, Expiration: 12/19/2025	(5)	(2,422,825)	(18,700)
SPDR S&P 500 ETF Trust
Exercise Price: $330.00, Expiration: 03/15/2024	(55)	(2,655,840)	(687)
Exercise Price: $310.00, Expiration: 06/21/2024	(38)	(1,834,944)	(2,109)
Exercise Price: $320.00, Expiration: 06/21/2024	(65)	(3,138,720)	(4,160)
Exercise Price: $300.00, Expiration: 12/20/2024	(136)	(6,567,168)	(24,412)
Exercise Price: $305.00, Expiration: 12/20/2024	(67)	(3,235,296)	(12,797)
Exercise Price: $310.00, Expiration: 12/20/2024	(207)	(9,995,616)	(42,021)
Exercise Price: $330.00, Expiration: 12/20/2024	(20)	(965,760)	(5,170)
Exercise Price: $350.00, Expiration: 12/20/2024	(100)	(4,828,800)	(33,250)
Exercise Price: $355.00, Expiration: 12/20/2024	(381)	(18,397,728)	(135,065)
Exercise Price: $365.00, Expiration: 12/20/2024	(70)	(3,380,160)	(28,315)
Exercise Price: $395.00, Expiration: 12/20/2024	(65)	(3,138,720)	(39,390)
Exercise Price: $315.00, Expiration: 12/19/2025	(40)	(1,931,520)	(22,480)
Exercise Price: $350.00, Expiration: 12/19/2025	(200)	(9,657,600)	(167,400)
Exercise Price: $360.00, Expiration: 12/19/2025	(138)	(6,663,744)	(128,961)
			(664,917)
Total Written Options (Premiums received $3,784,170)			$(2,209,190)

ETF-	Exchange Traded Fund
(a)	100 shares per contract.
(b)	Non-income producing security.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2024:

Oakhurst Strategic Defined Risk Fund
	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Exchange Traded Funds	$57,646,827	$–	$–	$57,646,827
U.S. Government Notes/Bonds	–	7,730,340	–	7,730,340
Purchased Options	–	12,354,344	–	12,354,344
Short-Term Investments	4,585,954	–		4,585,954
Total Investments in Securities	$62,232,781	$20,084,684	$–	$82,317,465
Liabilities
Written Options	$–	$(2,209,190)	$–	$(2,209,190)
Total Investments in Securities	$–	$(2,209,190)	$–	$(2,209,190)

For the period ended January 31, 2024, there were no transfers into or out of Level 3 securities.